Selected Quarterly Financial Information (unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Apr. 24, 2016	Jan. 24, 2016	Oct. 25, 2015	Jul. 26, 2015	Apr. 26, 2015	Jan. 25, 2015	Oct. 26, 2014	Jul. 27, 2014	Apr. 24, 2016	Apr. 26, 2015	Apr. 27, 2014	Mar. 31, 2011
Selected Quarterly Financial Information (unaudited)
Net revenues	$ 226,531	$ 196,524	$ 200,453	$ 208,229	$ 228,653	$ 199,880	$ 196,432	$ 197,873	$ 831,736	$ 822,838	$ 779,496
Operating income	39,663	23,118	23,651	26,635	31,780	25,165	19,009	17,257	113,066	93,209	(42,824)
Income (loss) from continuing operations	21,462	5,453	5,834	5,456	(883)	3,606	(2,783)	(4,708)	38,205	(4,768)	(105,355)
Income (loss) from discontinued operations, net of income taxes	3,533	1,162	5,616	(2,312)	3,975	1,817	1,762	2,391	7,999	9,945	(22,331)
Net income (loss)	$ 24,995	$ 6,615	$ 11,450	$ 3,144	$ 3,092	$ 5,423	$ (1,021)	$ (2,317)	$ 46,204	$ 5,177	$ (127,686)
Earnings (loss) per common share attributable to common stockholders - basic:
Income (loss) from continuing operations (in dollars per share)	$ 0.53	$ 0.13	$ 0.14	$ 0.13	$ (0.02)	$ 0.09	$ (0.07)	$ (0.12)	$ 0.94	$ (0.12)	$ (2.65)
Income (loss) from discontinued operations, net of income taxes (in dollars per share)	0.08	0.03	0.14	(0.05)	0.10	0.05	0.04	0.06	0.20	0.25	(0.56)
Net income (loss) attributable to common stockholders (in dollars per share)	0.61	0.16	0.28	0.08	0.08	0.14	(0.03)	(0.06)	1.14	0.13	(3.21)
Earnings (loss) per common share attributable to common stockholders - diluted
Income (loss) from continuing operations (in dollars per share)	0.52	0.13	0.14	0.13	(0.02)	0.09	(0.07)	(0.12)	0.92	(0.12)	(2.65)
Income (loss) from discontinued operations, net of income taxes (in dollars per share)	0.08	0.03	0.14	(0.05)	0.10	0.04	0.04	0.06	0.20	0.25	(0.56)
Net income (loss) attributable to common stockholders (in dollars per share)	$ 0.60	$ 0.16	$ 0.28	$ 0.08	$ 0.08	$ 0.13	$ (0.03)	$ (0.06)	$ 1.12	$ 0.13	$ (3.21)
Weighted average shares
Weighted average basic shares (in shares)	40,755,048.00	40,730,065.00	40,697,797.00	40,580,806.00	40,033,404	40,028,776	39,932,856	39,827,889	40,690,929	39,955,735	39,731,766
Weighted average diluted shares (in shares)	41,351,978	41,378,792	41,353,544	41,205,520	40,033,404	40,336,663	39,932,856	39,827,889	41,323,473	39,955,735	39,731,766
Certain revenues and expenses from continuing operations impacting quarterly financial results
Loss on early extinguishment of debt					$ 13,757				$ 2,966	$ 13,757
Preopening expense									$ 153		$ 3,898
Executive's exit agreement costs	$ 770
Impairment charges										$ 9,000	127,353
7.75% Senior Notes, interest payable semi-annually March 15 and September 15, net of discount
Certain revenues and expenses from continuing operations impacting quarterly financial results
Loss on early extinguishment of debt				$ 2,966
Interest rate (as a percent)				7.75%								7.75%
Nemacolin
Certain revenues and expenses from continuing operations impacting quarterly financial results
Preopening expense											$ 3,898
Impairment charges					$ 9,000
Corporate Segment
Certain revenues and expenses from continuing operations impacting quarterly financial results
Severance Costs								$ 2,259
Colorado
Certain revenues and expenses from continuing operations impacting quarterly financial results
Game expansion expenses							$ 3,044	$ 1,013
Waterloo Property
Certain revenues and expenses from continuing operations impacting quarterly financial results
Property tax settlement							$ 1,225